INCOME TAXES (Operating Loss Carryforwards) (Details) $ in Millions	Dec. 31, 2017 USD ($)
U.S Federal and State
Operating loss carryforwards
Valuation allowance against the related deferred tax assets	$ 140.2
U.S Federal
Operating loss carryforwards
Net operating loss carryforwards	570.3
State
Operating loss carryforwards
Net operating loss carryforwards	292.0
Foreign | China
Operating loss carryforwards
Net operating loss carryforwards	55.7
Valuation allowance against the related deferred tax assets	8.3
Foreign | Countries other than the U.S. and China
Operating loss carryforwards
Net operating loss carryforwards	102.8
Valuation allowance against the related deferred tax assets	$ 17.7